UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/16

Item 1.	Schedule of Investments.

GE RSP Income Fund

Schedule of Investments—June 30, 2016 (Unaudited)

Bonds and Notes—98.1% †		Principal Amount	Fair Value
U.S. Treasuries—23.7%
U.S. Treasury Bond
2.50%	05/15/46	$50,946,000	$53,149,007	(a)
U.S. Treasury Notes
0.75%	02/15/19	108,118,000	108,341,804	(a)
0.88%	03/31/18 - 10/15/18	93,273,000	93,745,161	(a)
1.25%	03/31/21	4,439,900	4,492,451	(a)
1.38%	05/31/21	145,723,000	148,381,279
1.50%	03/31/23	145,495,000	147,620,536	(a)
1.63%	05/15/26	46,707,000	47,305,410
			603,035,648
Agency Mortgage Backed—21.9%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	99,667	108,681
5.00%	07/01/35 - 06/01/41	8,668,728	9,763,658
5.50%	05/01/20 - 04/01/39	2,523,949	2,882,628
6.00%	04/01/17 - 11/01/37	4,486,970	5,187,622
6.50%	07/01/29	23,506	27,294
7.00%	10/01/16 - 08/01/36	837,060	952,881
7.50%	01/01/28 - 09/01/33	48,895	53,375
8.00%	11/01/30	3,929	4,520
8.50%	04/01/30	11,049	13,702
9.00%	10/01/16 - 11/01/16	1,048	1,051
Federal National Mortgage Assoc.
2.72%	04/01/37	18,660	19,107	(b)
3.00%	02/01/43 - 06/01/43	82,344,574	86,001,881	(a)
3.50%	11/01/42 - 08/01/45	19,400,688	20,518,038	(a)
3.50%	05/01/46	18,513,195	19,810,174
4.00%	05/01/19 - 06/01/46	150,496,898	164,355,436
4.00%	01/01/41 - 03/01/44	40,496,803	43,922,089	(a)
4.50%	05/01/18 - 01/01/41	45,844,188	50,174,880
5.00%	07/01/20 - 06/01/41	14,827,850	16,771,115
5.50%	06/01/20 - 01/01/39	14,506,240	16,345,111
6.00%	05/01/19 - 08/01/35	7,015,434	8,110,326
6.00%	05/01/41	15,047,093	17,352,485	(a)
6.50%	07/01/17 - 08/01/36	968,050	1,104,655
7.00%	10/01/16 - 02/01/34	83,121	87,322
7.50%	03/01/17 - 12/01/33	479,039	540,457
7.50%	02/01/31	2,257	2,808	(a)
8.00%	06/01/24 - 01/01/33	144,028	158,792
8.00%	11/01/24 - 10/01/31	31,838	37,258	(a)
8.50%	04/01/30	29,266	37,929	(a)
9.00%	01/01/17 - 12/01/22	92,597	99,936
3.00%	TBA	3,215,000	3,336,316	(c)
Government National Mortgage Assoc.
1.75%	05/20/21 - 04/20/24	3,256	3,336	(b)
1.88%	08/20/23 - 09/20/24	4,823	4,938	(b)
2.00%	11/20/21 - 10/20/25	12,549	12,780	(b)
3.50%	05/20/43	19,657,841	20,944,704	(a)
4.00%	01/20/41 - 04/20/43	23,322,730	25,126,339	(a)
4.50%	08/15/33 - 09/15/34	1,098,308	1,217,545
4.50%	05/20/40 - 03/20/41	8,976,120	9,798,848	(a)
5.00%	08/15/33	484,811	547,243
6.00%	04/15/27 - 09/15/36	1,223,185	1,425,320

6.50%	04/15/19 - 09/15/36	1,027,685	1,172,616
7.00%	03/15/26 - 10/15/36	618,597	691,274
7.50%	11/15/22 - 11/15/31	223,878	240,384
8.00%	12/15/29 - 06/15/30	2,303	2,447
8.50%	10/15/17	15,601	15,874
9.00%	11/15/16 - 12/15/21	92,750	96,535
4.00%	TBA	10,879,113	11,672,482	(c)
5.00%	TBA	12,587,000	14,001,071	(c)
5.50%	TBA	1,900,000	2,135,162	(c)
			556,890,425
Agency Collateralized Mortgage Obligations—1.3%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	9,711	9,675	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	8,304,072	23,338	(b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	6,832,115	359,588	(f)
5.00%	02/15/38	37,207	286	(f)
5.50%	06/15/33	404,744	81,251	(f)
5.56%	08/15/43	18,069,897	3,439,364	(b,f)
5.66%	05/15/46	36,372,130	6,177,919	(b,f)
6.16%	08/15/25	2,509,390	260,659	(b,f)
7.50%	07/15/27	16,626	2,148	(f)
8.00%	04/15/20	6,437	6,590
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	11,574	9,746	(d,e)
5.51%	08/15/43 - 03/15/44	29,397,890	6,620,547	(b,f)
8.00%	02/01/23 - 07/01/24	40,999	7,833	(f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	35,523	34,261	(d,e)
1.22%	12/25/42	1,227,142	47,520	(b,f)
5.00%	02/25/40 - 09/25/40	3,139,045	338,076	(f)
5.55%	07/25/38 - 07/25/42	38,494,028	8,457,568	(b,f)
6.15%	10/25/43	12,270,956	3,113,189	(b,f)
7.05%	05/25/18	62,264	2,759	(b,f)
8.00%	05/25/22	55	846	(f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	421,341	391,485	(d,e)
4.50%	08/25/35 - 01/25/36	1,091,159	163,046	(f)
5.00%	03/25/38 - 05/25/38	599,360	87,385	(f)
5.50%	12/25/33	153,649	26,453	(f)
6.00%	01/25/35	576,071	117,290	(f)
7.50%	11/25/23	164,617	30,110	(f)
8.00%	08/25/23 - 07/25/24	84,186	18,566	(f)
8.50%	03/25/17 - 07/25/22	43,839	5,525	(f)
9.00%	05/25/22	27,263	4,525	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	4,548,891	192,038	(f)
5.00%	10/20/37 - 09/20/38	2,229,527	87,169	(f)
5.80%	02/20/40	14,602,790	2,418,057	(b,f)
6.36%	01/16/40	3,825,973	624,895	(b,f)
			33,159,707
Asset Backed—0.0% *
Chase Funding Trust 2004-1
3.99%	11/25/33	1,026,195	1,051,530	(g)
Irwin Home Equity Loan Trust 2006-2
0.60%	02/25/36	143,133	124,036	(b,h)
			1,175,566

Corporate Notes—43.2%
21st Century Fox America Inc.
3.70%	10/15/25	845,000	914,324
4.95%	10/15/45	338,000	385,124
6.65%	11/15/37	1,846,000	2,422,150
ABB Finance USA Inc.
1.63%	05/08/17	3,213,000	3,226,626
AbbVie Inc.
1.75%	11/06/17	2,949,000	2,966,455
2.00%	11/06/18	2,313,000	2,336,613
2.30%	05/14/21	1,822,000	1,844,343
3.20%	05/14/26	2,552,000	2,580,325
3.60%	05/14/25	1,360,000	1,425,102
4.45%	05/14/46	849,000	861,524
4.70%	05/14/45	675,000	714,334
ACCO Brands Corp.
6.75%	04/30/20	3,446,000	3,648,452
Actavis Funding SCS
1.30%	06/15/17	3,992,000	3,985,238
3.00%	03/12/20	1,689,000	1,740,319
3.45%	03/15/22	2,365,000	2,457,010
3.80%	03/15/25	3,378,000	3,514,809
Aetna Inc.
2.40%	06/15/21	3,645,000	3,724,982
3.20%	06/15/26	3,645,000	3,754,040
3.50%	11/15/24	2,106,000	2,222,843
Agrium Inc.
3.38%	03/15/25	845,000	859,939
4.90%	06/01/43	1,562,000	1,619,810
Alibaba Group Holding Ltd.
4.50%	11/28/34	1,350,000	1,403,442
Altria Group Inc.
2.95%	05/02/23	1,681,000	1,762,070
4.50%	05/02/43	1,681,000	1,898,752
America Movil SAB de C.V.
3.13%	07/16/22	1,670,000	1,713,677
5.00%	03/30/20	2,650,000	2,936,505
American Axle & Manufacturing Inc.
6.25%	03/15/21	2,250,000	2,334,375
6.63%	10/15/22	717,000	767,190
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,358,000	1,410,841
4.13%	07/01/24	1,030,000	1,087,995
American Electric Power Company Inc.
2.95%	12/15/22	2,694,000	2,804,839
American Express Co.
3.63%	12/05/24	1,687,000	1,730,994
American Express Credit Corp.
2.60%	09/14/20	3,380,000	3,491,239
American International Group Inc.
3.75%	07/10/25	3,381,000	3,447,562
4.13%	02/15/24	1,013,000	1,069,089
4.50%	07/16/44	676,000	654,430
4.80%	07/10/45	1,690,000	1,714,170

American Tower Corp. (REIT)
3.38%	10/15/26	1,820,000	1,830,450
3.40%	02/15/19	4,077,000	4,245,502
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	649,000	653,868
5.88%	08/20/26	973,000	975,433
Amgen Inc.
2.20%	05/22/19	3,547,000	3,638,115
Amkor Technology Inc.
6.63%	06/01/21	3,389,000	3,291,566
Anadarko Petroleum Corp.
4.85%	03/15/21	732,000	776,446
6.60%	03/15/46	207,000	250,106
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	3,360,000	3,481,830
3.65%	02/01/26	4,453,000	4,766,099
4.90%	02/01/46	1,360,000	1,593,060
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	4,861,000	4,936,564
Anthem Inc.
3.30%	01/15/23	1,732,000	1,789,272
Apache Corp.
5.10%	09/01/40	1,072,000	1,117,123
Apple Inc.
3.25%	02/23/26	1,678,000	1,782,971
3.45%	02/09/45	1,696,000	1,595,816
4.65%	02/23/46	1,768,000	1,991,843
Aramark Services Inc.
5.13%	01/15/24	1,619,000	1,651,380	(h)
5.75%	03/15/20	864,000	889,920
Argos Merger Sub Inc.
7.13%	03/15/23	2,583,000	2,657,261	(h)
Ascension Health
4.85%	11/15/53	2,608,000	3,278,433
AstraZeneca PLC
2.38%	11/16/20	1,189,000	1,221,082
3.38%	11/16/25	1,689,000	1,769,087
4.38%	11/16/45	673,000	734,533
AT&T Inc.
2.45%	06/30/20	3,389,000	3,460,338
2.80%	02/17/21	1,681,000	1,724,950
3.40%	05/15/25	1,708,000	1,747,952
4.13%	02/17/26	5,326,000	5,721,413
4.45%	04/01/24	2,595,000	2,842,026
4.50%	05/15/35	1,689,000	1,725,923
4.75%	05/15/46	365,000	374,105
4.80%	06/15/44	1,339,000	1,379,576
AutoZone Inc.
3.25%	04/15/25	3,378,000	3,503,452
Bank of America Corp.
1.70%	08/25/17	8,512,000	8,543,988
2.60%	01/15/19	1,476,000	1,510,345
2.63%	04/19/21	5,472,000	5,555,590
3.50%	04/19/26	4,104,000	4,245,338

3.95%	04/21/25	2,026,000	2,059,927
4.00%	01/22/25	1,546,000	1,577,433
4.10%	07/24/23	1,981,000	2,123,143
4.25%	10/22/26	3,030,000	3,144,040
Barclays Bank PLC
2.25%	05/10/17	8,801,000	8,890,515	(h)
Barclays PLC
4.38%	01/12/26	1,714,000	1,730,626
5.25%	08/17/45	1,232,000	1,288,467
Barrick Gold Corp.
4.10%	05/01/23	530,000	560,380
Barrick North America Finance LLC
5.70%	05/30/41	365,000	377,205
Baxalta Inc.
2.88%	06/23/20	3,381,000	3,436,340
4.00%	06/23/25	2,537,000	2,644,467
Berkshire Hathaway Energy Co.
6.13%	04/01/36	1,512,000	2,002,466
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	1,056,000	1,128,334
Berkshire Hathaway Inc.
3.13%	03/15/26	2,540,000	2,664,689
4.50%	02/11/43	521,000	595,771
Berry Plastics Corp.
5.13%	07/15/23	2,045,000	2,045,000
6.00%	10/15/22	1,300,000	1,343,875
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	572,000	661,616
Biogen Inc.
2.90%	09/15/20	684,000	712,903
5.20%	09/15/45	123,000	138,411
BMW US Capital LLC
2.00%	04/11/21	2,555,000	2,588,417	(h)
2.80%	04/11/26	1,824,000	1,871,915	(h)
BNP Paribas S.A.
4.38%	05/12/26	3,692,000	3,730,175	(h)
Boston Scientific Corp.
3.85%	05/15/25	1,705,000	1,804,335
BP Capital Markets PLC
1.38%	05/10/18	1,688,000	1,690,485
3.12%	05/04/26	1,823,000	1,854,563
Buckeye Partners LP
5.60%	10/15/44	514,000	488,105
Burlington Northern Santa Fe LLC
3.65%	09/01/25	1,165,000	1,294,928
CalAtlantic Group Inc.
5.25%	06/01/26	1,944,000	1,885,680
Calpine Corp.
5.75%	01/15/25	2,054,000	1,997,515
5.88%	01/15/24	4,556,000	4,738,240	(h)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	3,402,000	2,432,430
Capital One Financial Corp.
4.20%	10/29/25	3,376,000	3,472,354

Capital One NA
2.35%	08/17/18	1,340,000	1,359,056
Caterpillar Inc.
4.30%	05/15/44	1,089,000	1,200,875
Catholic Health Initiatives
2.60%	08/01/18	1,030,000	1,049,722
4.35%	11/01/42	1,029,000	1,038,721
CBS Corp.
3.70%	08/15/24	1,811,000	1,892,075
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%	05/01/26	323,000	327,845	(h)
5.88%	04/01/24	1,932,000	2,014,110	(h)
Celgene Corp.
3.88%	08/15/25	1,794,000	1,914,510
5.00%	08/15/45	1,690,000	1,862,520
CenturyLink Inc.
5.80%	03/15/22	3,403,000	3,304,109
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	3,893,000	3,708,082	(h)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	2,534,000	2,649,391	(h)
4.91%	07/23/25	2,534,000	2,761,799	(h)
6.38%	10/23/35	338,000	400,453	(h)
6.48%	10/23/45	676,000	807,650	(h)
Chevron Corp.
3.19%	06/24/23	1,680,000	1,785,131
Chubb INA Holdings Inc.
2.30%	11/03/20	3,376,000	3,468,199
3.35%	05/03/26	2,363,000	2,516,862
4.35%	11/03/45	709,000	816,250
Cigna Corp.
3.25%	04/15/25	3,379,000	3,451,574
Cinemark USA Inc.
4.88%	06/01/23	3,403,000	3,360,462
Cisco Systems Inc.
2.20%	02/28/21	1,672,000	1,722,652
Citigroup Inc.
1.55%	08/14/17	3,469,000	3,480,281
1.75%	05/01/18	3,366,000	3,380,797
1.85%	11/24/17	1,625,000	1,633,980
2.05%	12/07/18	3,069,000	3,093,389
2.70%	03/30/21	3,659,000	3,729,454
4.40%	06/10/25	1,693,000	1,767,135
4.45%	09/29/27	1,000,000	1,028,086
4.65%	07/30/45	2,704,000	2,973,600
4.75%	05/18/46	1,820,000	1,823,525
CMS Energy Corp.
4.88%	03/01/44	1,699,000	1,949,159
CNA Financial Corp.
5.88%	08/15/20	2,898,000	3,266,750
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	3,448,000	3,654,118
Cogeco Communications Inc.
4.88%	05/01/20	3,215,000	3,279,300	(h)

Columbia Pipeline Group Inc.
3.30%	06/01/20	1,077,000	1,113,622
Comcast Corp.
3.38%	08/15/25	3,918,000	4,222,636
4.20%	08/15/34	1,693,000	1,865,100
4.60%	08/15/45	1,690,000	1,943,135
ConocoPhillips Co.
3.35%	11/15/24	1,000,000	1,030,160
5.95%	03/15/46	366,000	456,662
Corp Andina de Fomento
4.38%	06/15/22	4,826,000	5,387,698
Credit Suisse AG
1.70%	04/27/18	3,437,000	3,440,678
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	3,390,000	3,319,529
3.80%	06/09/23	3,665,000	3,657,732	(h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	2,795,000	2,850,900
CSX Corp.
4.50%	08/01/54	1,018,000	1,091,171
CubeSmart LP
4.00%	11/15/25	946,000	1,002,702
CVS Health Corp.
2.25%	08/12/19	4,570,000	4,693,289
3.88%	07/20/25	1,577,000	1,735,492
5.13%	07/20/45	2,536,000	3,143,889
Daimler Finance North America LLC
2.38%	08/01/18	8,030,000	8,199,353	(h)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	1,945,000	1,893,944	(h)
Danaher Corp.
4.38%	09/15/45	902,000	1,053,042
Deutsche Bank AG
2.85%	05/10/19	3,645,000	3,648,528
4.50%	04/01/25	3,426,000	3,168,197
Devon Energy Corp.
5.85%	12/15/25	1,388,000	1,531,782
Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	7,028,840	(h)
Diageo Investment Corp.
2.88%	05/11/22	1,855,000	1,949,458
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	3,645,000	3,733,974	(h)
4.42%	06/15/21	1,823,000	1,873,689	(h)
6.02%	06/15/26	909,000	943,090	(h)
8.35%	07/15/46	730,000	786,575	(h)
DigitalGlobe Inc.
5.25%	02/01/21	3,520,000	3,273,600	(h)
Discover Bank
3.10%	06/04/20	2,360,000	2,414,046
Dollar General Corp.
1.88%	04/15/18	3,370,000	3,405,931
4.13%	07/15/17	3,373,000	3,467,990
4.15%	11/01/25	1,688,000	1,855,509

Dollar Tree Inc.
5.75%	03/01/23	4,084,000	4,339,250	(h)
Dominion Resources Inc.
3.63%	12/01/24	1,610,000	1,694,153
Dr Pepper Snapple Group Inc.
3.40%	11/15/25	1,829,000	1,944,615
Duke Energy Progress LLC
4.15%	12/01/44	1,010,000	1,113,020
Eastman Chemical Co.
3.60%	08/15/22	3,368,000	3,541,647
Ecopetrol S.A.
5.88%	05/28/45	851,000	738,668
Electricite de France S.A.
2.15%	01/22/19	3,444,000	3,514,729	(h)
Eli Lilly & Co.
3.70%	03/01/45	338,000	360,267
EMD Finance LLC
3.25%	03/19/25	1,689,000	1,731,504	(h)
Emera US Finance LP
2.70%	06/15/21	2,548,000	2,603,834	(h)
3.55%	06/15/26	2,912,000	2,973,845	(h)
4.75%	06/15/46	730,000	743,756	(h)
Enbridge Energy Partners LP
4.20%	09/15/21	1,405,000	1,441,049
Energy Transfer Equity LP
5.88%	01/15/24	6,800,000	6,613,000
Energy Transfer Partners LP
4.05%	03/15/25	675,000	665,643
5.15%	03/15/45	632,000	574,644
6.50%	02/01/42	1,789,000	1,879,570
Entergy Louisiana LLC
3.05%	06/01/31	1,093,000	1,120,453
Enterprise Products Operating LLC
3.70%	02/15/26	1,794,000	1,878,390
3.95%	02/15/27	2,920,000	3,098,710
EOG Resources Inc.
4.15%	01/15/26	3,070,000	3,379,081
Equinix Inc.
5.88%	01/15/26	675,000	703,688
ERP Operating LP
4.50%	07/01/44	688,000	768,697
Express Scripts Holding Co.
3.40%	03/01/27	2,550,000	2,552,802
4.80%	07/15/46	1,090,000	1,089,282
Exxon Mobil Corp.
2.22%	03/01/21	3,665,000	3,779,179
3.04%	03/01/26	1,835,000	1,942,896
4.11%	03/01/46	1,100,000	1,238,044
Fiat Chrysler Automobiles N.V.
5.25%	04/15/23	1,400,000	1,391,250
Five Corners Funding Trust
4.42%	11/15/23	3,703,000	3,998,011	(h)
Florida Power & Light Co.
4.13%	02/01/42	1,675,000	1,889,566

Ford Motor Credit Company LLC
3.22%	01/09/22	3,400,000	3,483,171
5.88%	08/02/21	2,569,000	2,946,728
Frontier Communications Corp.
7.13%	03/15/19	3,333,000	3,532,980
11.00%	09/15/25	2,423,000	2,516,891
General Motors Co.
5.20%	04/01/45	338,000	335,077
General Motors Financial Company Inc.
3.15%	01/15/20	2,366,000	2,395,303
3.20%	07/13/20 - 07/06/21	10,401,000	10,500,520
5.25%	03/01/26	1,833,000	1,993,574
Georgia-Pacific LLC
3.60%	03/01/25	2,545,000	2,723,315	(h)
Gilead Sciences Inc.
3.65%	03/01/26	1,895,000	2,061,796
4.80%	04/01/44	767,000	866,814
GLP Capital LP/GLP Financing II Inc.
5.38%	11/01/23	558,000	582,413
Grupo Televisa SAB
5.00%	05/13/45	967,000	928,758
Halliburton Co.
3.80%	11/15/25	1,696,000	1,762,956
5.00%	11/15/45	1,013,000	1,104,382
HCA Inc.
4.75%	05/01/23	5,690,000	5,832,250
6.50%	02/15/20	2,903,000	3,218,701
Hess Corp.
5.60%	02/15/41	733,000	739,546
HSBC Holdings PLC
2.95%	05/25/21	3,635,000	3,673,058
3.60%	05/25/23	1,694,000	1,731,463
HSBC USA Inc.
2.75%	08/07/20	5,059,000	5,099,254
Hyundai Capital America
2.13%	10/02/17	1,488,000	1,497,470	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	1,761,000	1,930,017
ING Bank N.V.
2.70%	08/17/20	1,400,000	1,444,377	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	2,358,000	2,482,116
Ingles Markets Inc.
5.75%	06/15/23	5,729,000	5,800,612
Intel Corp.
2.45%	07/29/20	1,690,000	1,757,634
2.60%	05/19/26	5,460,000	5,545,629
International Business Machines Corp.
3.63%	02/12/24	3,479,000	3,806,134
Interstate Power & Light Co.
3.40%	08/15/25	3,380,000	3,655,328
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	1,167,000	1,072,547	(h)
Invesco Finance PLC
3.13%	11/30/22	4,673,000	4,877,061

JB Poindexter & Company Inc.
9.00%	04/01/22	962,000	1,000,480	(h)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	2,722,000	2,558,680	(h)
Jefferies Group LLC
5.13%	01/20/23	1,378,000	1,447,790
6.50%	01/20/43	1,123,000	1,115,661
Johnson & Johnson
1.65%	03/01/21	1,832,000	1,864,346
2.45%	03/01/26	1,832,000	1,894,552
Johnson Controls Inc.
4.63%	07/02/44	885,000	935,409
JPMorgan Chase & Co.
2.55%	10/29/20	1,679,000	1,715,582
3.30%	04/01/26	1,824,000	1,888,495
3.88%	09/10/24	1,756,000	1,816,819
4.25%	10/01/27	2,680,000	2,847,369
5.00%	12/29/49	2,443,000	2,336,119	(b)
6.10%	10/29/49	4,040,000	4,166,250	(b)
KB Home
7.00%	12/15/21	4,119,000	4,139,595
Kellogg Co.
4.50%	04/01/46	735,000	787,696
KFW
2.00%	10/04/22	10,325,000	10,646,345
4.50%	07/16/18	2,938,000	3,152,771
Kinder Morgan Energy Partners LP
3.50%	09/01/23	1,096,000	1,073,556
4.30%	05/01/24	1,756,000	1,771,806
Kinder Morgan Inc.
3.05%	12/01/19	673,000	680,029
5.55%	06/01/45	1,014,000	1,030,537
Kraft Heinz Foods Co.
2.80%	07/02/20	3,390,000	3,520,630	(h)
3.00%	06/01/26	2,552,000	2,579,314	(h)
4.38%	06/01/46	1,213,000	1,283,697	(h)
L Brands Inc.
5.63%	02/15/22	3,628,000	3,903,728
L-3 Communications Corp.
1.50%	05/28/17	2,332,000	2,332,634
Lee Enterprises Inc.
9.50%	03/15/22	2,712,000	2,671,320	(h)
Lennar Corp.
4.50%	11/15/19	2,770,000	2,885,370
4.75%	05/30/25	1,355,000	1,314,350
Levi Strauss & Co.
5.00%	05/01/25	2,041,000	2,051,205
Lloyds Banking Group PLC
4.65%	03/24/26	800,000	810,490
Lockheed Martin Corp.
2.50%	11/23/20	2,365,000	2,439,755
3.55%	01/15/26	1,787,000	1,949,587
3.80%	03/01/45	705,000	719,622
4.70%	05/15/46	761,000	895,476

Lowe’s Companies Inc.
3.70%	04/15/46	2,554,000	2,627,997
LYB International Finance BV
4.88%	03/15/44	1,455,000	1,539,458
Macquarie Bank Ltd.
4.88%	06/10/25	250,000	258,944	(h)
Marathon Oil Corp.
3.85%	06/01/25	911,000	837,356
5.90%	03/15/18	910,000	943,977
6.00%	10/01/17	3,702,000	3,835,461
Marathon Petroleum Corp.
3.63%	09/15/24	3,370,000	3,310,803
Marsh & McLennan Companies Inc.
3.50%	03/10/25	1,711,000	1,778,744
3.75%	03/14/26	2,365,000	2,495,515
McDonald’s Corp.
2.75%	12/09/20	921,000	961,622
3.70%	01/30/26	2,148,000	2,321,962
4.88%	12/09/45	706,000	823,193
Mead Johnson Nutrition Co.
4.13%	11/15/25	2,363,000	2,578,704
Medtronic Inc.
2.50%	03/15/20	1,009,000	1,046,536
3.50%	03/15/25	4,042,000	4,408,399
4.63%	03/15/45	1,078,000	1,268,525
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,325,000	1,470,754
Merck & Company Inc.
2.75%	02/10/25	3,380,000	3,535,865
MetLife Inc.
3.60%	11/13/25	1,690,000	1,774,236
4.05%	03/01/45	843,000	831,041
4.72%	12/15/44	1,036,000	1,104,127
MGM Resorts International
5.25%	03/31/20	2,037,000	2,133,757
6.63%	12/15/21	3,402,000	3,699,675
Microsoft Corp.
4.00%	02/12/55	1,600,000	1,601,877
Mitsubishi UFJ Financial Group Inc.
3.85%	03/01/26	1,749,000	1,909,119
Mizuho Bank Ltd.
2.45%	04/16/19	4,151,000	4,232,293	(h)
Mizuho Financial Group Inc.
2.63%	04/12/21	3,630,000	3,696,937	(h)
Molson Coors Brewing Co.
2.10%	07/15/21	2,548,000	2,556,034
3.00%	07/15/26	1,356,000	1,355,403
4.20%	07/15/46	764,000	767,820
Monsanto Co.
4.70%	07/15/64	984,000	897,009
Morgan Stanley
2.45%	02/01/19	1,680,000	1,711,542	(a)
2.50%	04/21/21	3,645,000	3,683,524	(a)
2.65%	01/27/20	1,690,000	1,718,007	(a)
3.70%	10/23/24	1,666,000	1,743,511	(a)

3.88%	01/27/26	513,000	546,177	(a)
3.95%	04/23/27	3,378,000	3,407,311	(a)
4.10%	05/22/23	3,797,000	3,947,995	(a)
5.00%	11/24/25	1,293,000	1,415,252	(a)
Mylan N.V.
3.15%	06/15/21	1,822,000	1,850,248	(h)
3.95%	06/15/26	1,823,000	1,844,109	(h)
National Retail Properties Inc.
4.00%	11/15/25	1,688,000	1,791,915
NCL Corporation Ltd.
4.63%	11/15/20	1,697,000	1,693,810	(h)
Newell Brands Inc.
3.85%	04/01/23	1,835,000	1,946,592
4.20%	04/01/26	1,835,000	1,990,230
5.50%	04/01/46	1,100,000	1,309,577
Newmont Mining Corp.
4.88%	03/15/42	1,293,000	1,279,308
Nexen Energy ULC
6.40%	05/15/37	1,775,000	2,198,485
NIKE Inc.
3.88%	11/01/45	1,688,000	1,872,682
Noble Energy Inc.
3.90%	11/15/24	2,021,000	2,054,060
Northern States Power Co.
2.20%	08/15/20	3,380,000	3,493,152
Northrop Grumman Corp.
3.85%	04/15/45	393,000	412,420
Novartis Capital Corp.
3.00%	11/20/25	1,182,000	1,256,162
4.00%	11/20/45	2,235,000	2,549,603
NRG Energy Inc.
6.25%	07/15/22	2,099,000	2,051,772
7.25%	05/15/26	648,000	644,760	(h)
Occidental Petroleum Corp.
3.50%	06/15/25	3,381,000	3,574,488
Omnicom Group Inc.
3.63%	05/01/22	1,321,000	1,403,741
Oracle Corp.
1.90%	09/15/21	3,640,000	3,654,160
2.40%	09/15/23	3,640,000	3,657,283
2.65%	07/15/26	2,550,000	2,552,915
2.95%	05/15/25	2,282,000	2,372,805
4.00%	07/15/46	1,090,000	1,098,256
4.13%	05/15/45	676,000	697,317
Owens & Minor Inc.
3.88%	09/15/21	3,365,000	3,482,984
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	1,300,000	1,358,500	(h)
Pacific Gas & Electric Co.
3.40%	08/15/24	5,053,000	5,412,056
PacifiCorp
6.25%	10/15/37	2,644,000	3,653,559
Penn National Gaming Inc.
5.88%	11/01/21	2,034,000	2,069,595

PepsiCo Inc.
3.10%	07/17/22	851,000	906,112
4.25%	10/22/44	1,001,000	1,123,634
4.60%	07/17/45	1,014,000	1,201,254
Perrigo Finance Unlimited Co.
3.50%	03/15/21	1,822,000	1,885,449
Petroleos Mexicanos
3.50%	01/30/23	1,614,000	1,528,813
4.50%	01/23/26	1,822,000	1,753,493
5.63%	01/23/46	672,000	612,528
6.38%	02/04/21	1,345,000	1,462,418	(h)
Pfizer Inc.
2.75%	06/03/26	1,823,000	1,880,926
4.40%	05/15/44	1,064,000	1,208,433
Philip Morris International Inc.
2.13%	05/10/23	2,552,000	2,561,876
4.13%	03/04/43	1,682,000	1,805,393
Phillips 66 Partners LP
2.65%	02/15/20	1,014,000	1,019,629
PNC Bank NA
2.40%	10/18/19	3,357,000	3,447,166
PPL Capital Funding Inc.
3.10%	05/15/26	3,640,000	3,681,492
Praxair Inc.
3.20%	01/30/26	1,061,000	1,147,512
Precision Castparts Corp.
4.38%	06/15/45	1,014,000	1,186,889
Principal Financial Group Inc.
4.70%	05/15/55	992,000	968,440	(b)
Prologis LP
3.75%	11/01/25	1,688,000	1,800,012
Prudential Financial Inc.
5.38%	05/15/45	1,690,000	1,709,012	(b)
5.63%	06/15/43	2,060,000	2,137,250	(b)
Public Service Electric & Gas Co.
2.38%	05/15/23	5,064,000	5,175,626
PulteGroup Inc.
4.25%	03/01/21	650,000	670,150
5.50%	03/01/26	1,700,000	1,742,500
QUALCOMM Inc.
4.80%	05/20/45	1,200,000	1,250,227
Quest Diagnostics Inc.
4.70%	03/30/45	1,014,000	1,062,070
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	2,366,000	2,310,621
Reynolds American Inc.
4.45%	06/12/25	2,839,000	3,172,054
5.85%	08/15/45	456,000	583,032
Rio Tinto Finance USA PLC
4.13%	08/21/42	844,000	839,355
Roche Holdings Inc.
2.25%	09/30/19	1,596,000	1,642,345	(h)
Rogers Communications Inc.
5.00%	03/15/44	610,000	690,127

Royal Bank of Canada
1.20%	09/19/17	5,587,000	5,599,124
4.65%	01/27/26	1,680,000	1,798,401
Ryder System Inc.
2.45%	09/03/19	4,135,000	4,204,869
Santander Bank NA
2.00%	01/12/18	4,110,000	4,107,678
Santander UK Group Holdings PLC
3.13%	01/08/21	2,147,000	2,151,668
4.75%	09/15/25	957,000	944,578	(h)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	2,139,101	2,353,011	(h,i)
Schlumberger Holdings Corp.
3.00%	12/21/20	2,785,000	2,904,919	(h)
4.00%	12/21/25	2,157,000	2,322,580	(h)
Shell International Finance BV
2.88%	05/10/26	1,821,000	1,851,107
3.40%	08/12/23	4,448,000	4,729,105
Sinclair Television Group Inc.
5.38%	04/01/21	3,562,000	3,668,860
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	2,653,000	2,654,549	(h)
Southern California Edison Co.
2.40%	02/01/22	1,345,000	1,394,511
Sprint Corp.
7.63%	02/15/25	3,612,000	2,857,995
Standard Industries Inc.
5.38%	11/15/24	4,068,000	4,139,190	(h)
Statoil ASA
3.95%	05/15/43	845,000	877,721
Sumitomo Mitsui Banking Corp.
1.35%	07/11/17	1,854,000	1,854,093
1.95%	07/23/18	2,635,000	2,664,025
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	1,361,000	1,343,987	(h)
SUPERVALU Inc.
6.75%	06/01/21	3,394,000	2,850,892
T-Mobile USA Inc.
6.50%	01/15/26	1,019,000	1,075,045
6.63%	04/01/23	3,402,000	3,596,322
Tampa Electric Co.
4.35%	05/15/44	1,666,000	1,823,210
Target Corp.
2.50%	04/15/26	1,825,000	1,872,151
TD Ameritrade Holding Corp.
2.95%	04/01/22	1,690,000	1,761,053
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	2,365,000	2,627,553	(h)
Telecom Italia S.p.A.
5.30%	05/30/24	4,900,000	4,887,750	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	1,271,000	1,301,885
6.00%	10/01/20	3,421,000	3,609,155
The Allstate Corp.
5.75%	08/15/53	1,900,000	1,948,450	(b)

The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	4,200,000	4,276,154	(h)
The Boeing Co.
2.85%	10/30/24	2,358,000	2,491,305
The Coca-Cola Co.
2.88%	10/27/25	1,787,000	1,893,705
The Dow Chemical Co.
4.25%	10/01/34	1,690,000	1,745,302
The Goldman Sachs Group Inc.
2.38%	01/22/18	4,023,000	4,078,035
2.63%	01/31/19 - 04/25/21	4,122,000	4,196,533
2.90%	07/19/18	1,381,000	1,417,141
3.75%	05/22/25	2,873,000	3,001,883
4.00%	03/03/24	1,706,000	1,830,402
4.25%	10/21/25	562,000	581,572
4.80%	07/08/44	3,682,000	4,066,235
5.15%	05/22/45	1,689,000	1,760,063
The Home Depot Inc.
3.35%	09/15/25	2,365,000	2,578,652
4.25%	04/01/46	588,000	672,067
The Korea Development Bank
3.38%	09/16/25	1,670,000	1,815,893
4.00%	09/09/16	1,627,000	1,636,319
The Kroger Co.
2.95%	11/01/21	2,358,000	2,477,768
The Progressive Corp.
3.70%	01/26/45	262,000	269,871
The Southern Co.
3.25%	07/01/26	3,645,000	3,789,298
4.40%	07/01/46	1,095,000	1,177,893
The Toronto-Dominion Bank
2.50%	12/14/20	3,069,000	3,174,755
The Travelers Companies Inc.
3.75%	05/15/46	730,000	764,731
The Walt Disney Co.
2.30%	02/12/21	3,068,000	3,192,423
4.13%	06/01/44	733,000	832,993
Time Inc.
5.75%	04/15/22	3,420,000	3,214,800	(h)
Time Warner Cable Inc.
4.50%	09/15/42	338,000	315,215
6.55%	05/01/37	1,004,000	1,171,447
Time Warner Inc.
3.88%	01/15/26	1,272,000	1,372,105
5.35%	12/15/43	2,767,000	3,171,984
TransCanada PipeLines Ltd.
4.88%	01/15/26	2,753,000	3,145,432
Tyco Electronics Group S.A.
2.35%	08/01/19	3,384,000	3,435,393
Tyco International Finance S.A.
5.13%	09/14/45	1,015,000	1,164,603
Tyson Foods Inc.
2.65%	08/15/19	698,000	717,086

U.S. Bancorp
3.10%	04/27/26	2,341,000	2,436,281
5.13%	12/29/49	3,379,000	3,476,146	(b)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	763,000	776,021	(h)
Under Armour Inc.
3.25%	06/15/26	3,646,000	3,685,603
United Rentals North America Inc.
6.13%	06/15/23	2,729,000	2,841,571
UnitedHealth Group Inc.
2.70%	07/15/20	2,223,000	2,315,508
4.75%	07/15/45	2,706,000	3,276,062
Universal Health Services Inc.
5.00%	06/01/26	1,296,000	1,299,240	(h)
Vale Overseas Ltd.
4.38%	01/11/22	913,000	855,664
5.88%	06/10/21	3,640,000	3,644,550
Ventas Realty LP
4.13%	01/15/26	1,352,000	1,453,620
Verizon Communications Inc.
1.35%	06/09/17	8,312,000	8,333,952	(a)
3.50%	11/01/24	1,679,000	1,788,980	(a)
4.15%	03/15/24	1,535,000	1,693,056	(a)
4.40%	11/01/34	1,684,000	1,737,369	(a)
4.67%	03/15/55	1,197,000	1,209,173	(a)
4.86%	08/21/46	1,690,000	1,845,563	(a)
5.05%	03/15/34	2,869,000	3,185,904	(a)
5.15%	09/15/23	2,035,000	2,370,938	(a)
Virgin Media Finance PLC
5.75%	01/15/25	3,724,000	3,607,625	(h)
Visa Inc.
2.80%	12/14/22	2,148,000	2,266,430
3.15%	12/14/25	2,148,000	2,297,619
4.30%	12/14/45	1,009,000	1,164,414
Volkswagen Group of America Finance LLC
1.08%	11/20/17	1,669,000	1,651,773	(b,h)
W.R. Grace & Co.
5.13%	10/01/21	1,283,000	1,318,282	(h)
5.63%	10/01/24	3,379,000	3,463,475	(h)
Wal-Mart Stores Inc.
4.30%	04/22/44	3,096,000	3,622,936
Walgreens Boots Alliance Inc.
2.60%	06/01/21	1,825,000	1,855,087
4.65%	06/01/46	546,000	582,729
Wells Fargo & Co.
3.00%	04/22/26	3,648,000	3,718,487
3.90%	05/01/45	1,690,000	1,776,023
4.10%	06/03/26	2,180,000	2,329,223
4.30%	07/22/27	1,353,000	1,460,286
4.40%	06/14/46	1,095,000	1,112,109
5.88%	12/29/49	2,359,000	2,515,284	(b)
5.90%	12/29/49	2,229,000	2,293,084	(b)
Western Digital Corp.
7.38%	04/01/23	325,000	346,125	(h)

Western Gas Partners LP
4.65%	07/01/26	1,820,000	1,816,287	(c)
Williams Partners LP
3.90%	01/15/25	2,918,000	2,653,501
5.40%	03/04/44	338,000	300,871
Windstream Services LLC
6.38%	08/01/23	3,218,000	2,703,120
WPP Finance 2010
3.75%	09/19/24	3,365,000	3,557,848
XLIT Ltd.
5.25%	12/15/43	1,406,000	1,520,851
XPO Logistics Inc.
6.50%	06/15/22	1,944,000	1,854,090	(h)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	1,689,000	1,741,665
			1,099,868,550
Non-Agency Collateralized Mortgage Obligations—6.3%
American Tower Trust I (REIT)
1.55%	03/15/43	5,061,000	5,071,804	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	999,096	998,126
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	7,120,000	7,040,534	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	235,188	243,085	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.44%	02/10/51	1,636,261	1,722,114	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.53%	11/10/42	559,069	558,571	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	3,450,000	3,605,565	(b)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	6,872,000	5,627,290	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	1,572,216	1,009,804
COMM 2013-CR12 Mortgage Trust
5.25%	10/10/46	701,250	638,283	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,547,070	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,188,132	(b)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	3,334,957	2,574,267	(b,h)
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	1,655,394	1,618,289	(b)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	3,147,315	2,172,686	(b)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	2,650,000	1,929,840	(h)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	1,643,711	1,658,427	(b)
CSAIL 2015-C1 Commercial Mortgage Trust
3.94%	04/15/50	804,000	640,720	(b,h)
CSAIL 2015-C2 Commercial Mortgage Trust
4.35%	06/15/57	1,142,000	845,398	(b)

CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	1,886,261	1,338,329	(b)
GS Mortgage Securities Corp. II 2012-GCJ9
2.46%	11/10/45	7,417,478	667,114	(b,f)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	368,807	368,837
GS Mortgage Securities Trust 2015-GC28
1.31%	02/10/48	22,841,735	1,497,698	(b,f)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	1,729,178	1,304,413
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	5,786,835	3,961,116
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	4,429,384	3,187,006
Impac CMB Trust 2004-5
1.17%	10/25/34	1,181,738	1,125,997	(b,g)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.99%	12/15/47	9,609,203	676,450	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	2,010,000	2,010,962
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	4,365,001	4,431,357
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	1,010,000	1,107,462	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	880,141	744,402	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	976,394	807,386	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.83%	04/15/47	643,000	517,974	(b,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	3,203,635	2,256,928	(b)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	3,143,960	2,798,864	(b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.53%	12/15/39	1,305,234	5,407	(b,f,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	1,893,058	1,952,137	(b)
6.11%	07/15/40	4,180,000	4,303,047	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	133,335	3,847	(f)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	4,580,000	4,583,832	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
4.29%	05/15/46	1,201,767	1,042,133	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.99%	02/15/47	1,723,654	1,520,978	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
5.06%	04/15/47	5,094,625	4,390,661	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	6,936,108	4,747,034	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	2,016,506	1,356,789	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.56%	02/15/48	25,588,745	2,117,717	(b,f)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.12%	03/15/48	31,268,139	1,976,934	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
4.38%	04/15/48	6,245,855	4,970,090	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	8,153,333	6,215,918	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	1,296,549	859,804	(h)
Morgan Stanley Capital I Trust 2006-IQ11
6.11%	10/15/42	2,300,000	2,295,046	(b)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	1,154,069	1,153,613	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.25%	12/12/49	3,450,000	3,602,581	(b)
Morgan Stanley Capital I Trust 2008-T29
6.48%	01/11/43	1,525,000	1,612,436	(b)
Morgan Stanley Capital I Trust 2015-MS1
4.16%	05/15/48	2,300,000	1,762,843	(b,h)
Morgan Stanley Capital I Trust 2016-UBS9
1.41%	03/15/49	23,303,656	1,942,845	(b,f)
3.00%	03/15/49	2,065,000	1,440,753	(h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.54%	02/15/48	26,489,086	2,126,848	(b,f)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.37%	06/15/48	2,568,603	1,922,298	(b)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	1,571,968	1,198,538	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.69%	09/15/58	1,573,321	1,199,031	(b)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	1,572,276	1,153,548	(b)
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.62%	12/15/47	1,571,889	1,569,992	(b)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	1,378,434	931,476	(h)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	318,570	3
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	2,090,379
5.30%	12/15/46	1,385,000	1,266,563	(b,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.82%	12/15/46	1,939,955	1,769,173	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	3,147,086	2,464,898	(h)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	4,451,839	3,295,547	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	6,130,338	4,351,215	(h)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	816,000	566,929	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,830,386	(b)
4.59%	03/15/47	4,843,169	3,961,444	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	785,963	552,605
			159,599,618

Sovereign Bonds—1.0%
Government of Chile
3.63%	10/30/42	700,000	710,500
Government of Colombia
2.63%	03/15/23	2,597,000	2,512,598
5.63%	02/26/44	1,740,000	1,931,400
Government of Mexico
3.60%	01/30/25	3,314,000	3,467,272
4.00%	10/02/23	1,684,000	1,812,405
4.60%	01/23/46	1,572,000	1,658,460
4.75%	03/08/44	2,554,000	2,751,935
Government of Panama
4.00%	09/22/24	1,673,000	1,798,475
Government of Peru
4.13%	08/25/27	1,015,000	1,116,500
5.63%	11/18/50	544,000	675,920
Government of Philippines
3.95%	01/20/40	835,000	961,709
4.20%	01/21/24	1,514,000	1,731,896
Government of Turkey
3.25%	03/23/23	2,038,000	1,974,313
4.25%	04/14/26	797,000	809,075
4.88%	04/16/43	1,669,000	1,629,361
			25,541,819
Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	2,105,000	2,757,192
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369,000	3,167,803
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	940,078
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	4,670,675
South Carolina State Public Service Authority
6.45%	01/01/50	1,495,000	2,173,536
State of California
5.70%	11/01/21	2,075,000	2,501,516
State of Illinois
5.10%	06/01/33	1,015,000	975,486
			17,186,286
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	1,230,277	72,586	(j,k)
Total Bonds and Notes (Cost $2,441,516,121)			2,496,530,205

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $2,594,700)		103,788	2,863,511
Total Investments in Securities (Cost $2,444,110,821)			2,499,393,716

		Principal Amount
Short-Term Investments—4.0%
Time Deposit—3.0%
State Street Corp.
0.01%	07/01/16	$77,827,689	77,827,689	(l)
U.S. Treasuries—1.0%
U.S. Treasury Bills
0.01%	07/28/16	25,000,000	24,997,187	(d)
Total Short-Term Investments (Cost $102,824,876)			102,824,876

Total Investments (Cost $2,546,935,697)			2,602,218,592

Liabilities in Excess of Other Assets, net—(2.2)%			(56,228,726)

NET ASSETS—100.0%			$2,545,989,866

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$137,413	5.00%	12/20/20	$(5,447,559)	$(2,917,667)	$(2,529,892)
Markit CDX North America Investment Grade Index	CME Group Inc.	27,309	1.00	06/20/21	(274,950)	(182,894)	(92,056)

							$(2,621,948)

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	September 2016	161	$30,006,375	$448,588
2 Yr. U.S. Treasury Notes Futures	September 2016	701	153,749,016	706,266

				$1,154,854

The Fund had the following short futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
U.S. Long Bond Futures	September 2016	75	$(12,925,781)	$(335,049)
5 Yr. U.S. Treasury Notes Futures	September 2016	143	(17,469,461)	(196,625)
10 Yr. U.S. Treasury Notes Futures	September 2016	57	(7,580,109)	(72,284)

				$(603,958)

				$550,896

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2016.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to $251,038,467 or 9.86% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(k)	Security is in default.

(l)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2016.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended June 30, 2016, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended June 30, 2016, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$603,035,648	$—	$603,035,648
Agency Mortgage Backed	—	556,890,425	—	556,890,425
Agency Collateralized Mortgage Obligations	—	33,159,707	—	33,159,707
Asset Backed	—	1,175,566	—	1,175,566
Corporate Notes	—	1,099,868,550	—	1,099,868,550
Non-Agency Collateralized Mortgage Obligations	—	159,599,618	—	159,599,618
Sovereign Bonds	—	25,541,819	—	25,541,819
Municipal Bonds and Notes	—	17,186,286	—	17,186,286
FNMA (TBA)	—	—	72,586	72,586
Preferred Stock	2,863,511	—	—	2,863,511
Short-Term Investments	—	102,824,876	—	102,824,876

Total Investments in Securities	$2,863,511	$2,599,282,495	$72,586	$2,602,218,592

Other Financial Instruments*
Credit Default Swap Contracts—Unrealized Depreciation	$—	$(2,621,948)	$—	$(2,621,948)
Long Futures Contracts—Unrealized Appreciation	1,154,854	—	—	1,154,854
Short Futures Contracts—Unrealized Depreciation	(603,958)	—	—	(603,958)

Total Other Financial Instruments	$550,896	$(2,621,948)	$—	$(2,071,052)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2016 is not presented.

Income Taxes

At June 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$2,547,137,984	$74,350,919	$(19,270,311)	$55,080,608

Investment Adviser and Administrator

Effective July 1, 2016, SSGA Funds Management, Inc. became the investment adviser and administrator to the Fund. Prior to July 1, 2016, GE Asset Management Incorporated served as the adviser and administrator to the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund General Electric RSP Income Fund

By:	/S/ JEANNE M. LA PORTA
Jeanne M. La Porta President, GE RSP Funds

Date: August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JEANNE M. LA PORTA
Jeanne M. La Porta President, GE RSP Funds

Date: August 19, 2016

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: August 19, 2016